Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block] (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2010
Common Stock, Shares Authorized	300,000,000	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001